Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Summary of Significant Accounting Policies
Number of operating segment		1
Fund I as related party
Summary of Significant Accounting Policies
Percentage of limited partner interest	52.40%	52.40%
Percentage of general partner interest		100.00%
Fund I as related party | Common Units
Summary of Significant Accounting Policies
Limited partner units held	5,049,600	5,049,600
Percentage of limited partner interest	32.20%	32.10%
Fund I as related party | Subordinated Units
Summary of Significant Accounting Policies
Limited partner units held		6,720,000